Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, Plant and Equipment
18.
Property, Plant and Equipment

Property, Plant and Equipment of the Group correspond to computer equipment that is stated at cost less accumulated depreciation.

	2021				2020
	Computer Equipment	Building improvements	Work in Progress	Total	Computer Equipment
Cost	645	—	486	1,131	255
Accumulated depreciation	(218)	—	—	(218)	(63)
Opening book value, January 1	427	—	486	913	192
Additions	1,178	—	771	1,949	876
Transfers	—	1,257	(1,257)	—	—
Depreciation of the year	(335)	(42)	—	(377)	(155)
Total as at December 31	1,270	1,215	—	2,485	913
Cost	1,823	1,257	—	3,080	1,131
Accumulated depreciation	(553)	(42)	—	(595)	(218)

Work in progress comprises costs related to design and offices construction costs, such as professional fees of architects and construction suppliers as well as costs of building materials, related to a new lease with a commencement date on September 1, 2021. Such costs were not contingent on obtaining the lease, did not influence the lease contract negotiation and therefore did not qualify as initial direct cost to be included in the right-of-use asset initial measurement. Accordingly, these costs were recognized as “Work in progress” and were transferred to Property, plant and equipment line item called “Building improvements”. These assets are amortized using the straight-line method, over the shorter of the estimated useful life of the asset or the remaining term of the lease.

The Group did not recognize losses from impairment of Property, Plant and Equipment during 2021 and 2020, nor reversed any impairment losses. Moreover, dLocal did not have any commitments to purchase any property, plant and equipment at year end.

For further details on accounting policies refer to Note 2.7: Property, plant and equipment.